Pacer US Cash Cows 100 ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communication Services - 6.7%
AT&T, Inc.	21,977,356	$521,522,658
Fox Corp. - Class A (a)	8,237,804	421,610,809
Interpublic Group of Cos., Inc.	7,358,825	210,977,513
Match Group, Inc. (a)	6,334,784	226,151,789
Nexstar Media Group, Inc. (a)	1,200,186	183,892,499
Playtika Holding Corp.	11,233,657	80,545,320
ZoomInfo Technologies, Inc. (b)	7,025,968	72,297,210
		1,716,997,798

Consumer Discretionary - 16.8%
ADT, Inc.	34,253,637	263,067,932
BorgWarner, Inc. (a)	5,206,883	166,099,568
Capri Holdings Ltd. (b)	3,879,086	96,123,751
Carter's, Inc. (a)	1,182,134	63,740,665
Columbia Sportswear Co. (a)	1,275,291	112,608,195
Crocs, Inc. (a)(b)	1,999,253	204,063,754
Dillard's, Inc. - Class A (a)	351,336	164,463,895
Etsy, Inc. (b)	2,798,560	153,668,930
Expedia Group, Inc. (b)	2,333,535	398,917,808
Gap, Inc.	9,945,597	239,390,520
H&R Block, Inc. (a)	2,679,423	148,198,886
Harley-Davidson, Inc. (a)	5,440,209	147,212,056
Hasbro, Inc.	2,770,588	160,250,810
Leggett & Platt, Inc.	4,886,143	51,597,670
Lennar Corp. - Class A	3,210,852	421,392,216
Mattel, Inc. (b)	8,296,518	154,647,096
NIKE, Inc. - Class B	6,652,488	511,576,327
PVH Corp.	1,730,682	155,069,107
Ralph Lauren Corp.	953,995	238,212,551
Tapestry, Inc.	4,447,108	324,372,058
Thor Industries, Inc. (a)	855,517	87,981,368
		4,262,655,163

Consumer Staples - 10.0%
Altria Group, Inc.	9,155,981	478,216,888
Archer-Daniels-Midland Co.	10,206,424	522,875,101
Bunge Global SA	2,900,599	220,822,602
Conagra Brands, Inc.	12,536,095	324,559,500
Ingredion, Inc.	1,859,257	253,677,025
Maplebear, Inc. (b)	3,681,534	177,744,462
Molson Coors Beverage Co. - Class B (a)	4,390,098	240,357,865
Pilgrim's Pride Corp. (a)(b)	6,907,947	321,495,853
		2,539,749,296

Energy - 22.5%
Antero Midstream Corp.	9,629,636	154,459,361
Chevron Corp.	3,380,736	504,372,004
Chord Energy Corp.	1,859,377	209,086,944
ConocoPhillips	5,084,584	502,509,437
DT Midstream, Inc.	1,981,937	200,334,192
EOG Resources, Inc.	4,106,237	516,523,552
Exxon Mobil Corp.	4,620,994	493,660,789
Halliburton Co.	18,235,441	474,486,175
HF Sinclair Corp. (a)	6,409,124	231,241,194
Marathon Petroleum Corp.	3,477,081	506,645,472
NOV, Inc.	12,185,285	176,077,368
Ovintiv, Inc.	9,246,777	390,398,925
Schlumberger Ltd. (a)	12,812,767	516,098,255
TechnipFMC PLC	6,427,515	193,146,826
Valero Energy Corp.	3,990,377	530,720,141
Weatherford International PLC	1,962,389	123,532,387
		5,723,293,022

Health Care - 16.2%
Amedisys, Inc. (b)	548,234	50,711,645
Biogen, Inc. (b)	2,615,775	376,488,496
Bristol-Myers Squibb Co.	8,838,290	521,017,196
Cencora, Inc.	2,156,170	548,119,976
DENTSPLY SIRONA, Inc.	4,466,748	88,262,940
Envista Holdings Corp. (b)	3,201,359	65,691,887
Fortrea Holdings, Inc. (a)(b)	2,352,381	39,543,525
Gilead Sciences, Inc.	5,696,437	553,693,676
Hologic, Inc. (b)	3,546,905	255,873,727
Jazz Pharmaceuticals PLC (b)	2,150,885	267,505,567
Organon & Co. (a)	11,130,111	173,184,527
Premier, Inc. (a)	2,211,737	50,117,960
Tenet Healthcare Corp. (b)	3,777,340	532,189,433
United Therapeutics Corp. (b)	567,079	199,141,132
Viatris, Inc.	34,731,622	391,772,696
		4,113,314,383

Industrials - 6.3%
Allison Transmission Holdings, Inc.	1,407,431	165,429,440
Builders FirstSource, Inc. (b)	2,296,802	384,209,038
FTI Consulting, Inc. (b)	512,706	100,157,117
Lyft, Inc. - Class A (b)	9,393,400	127,186,636
MasTec, Inc. (b)	1,651,897	239,673,736
Middleby Corp. (b)	1,070,044	183,127,330
MSC Industrial Direct Co., Inc. - Class A (a)	874,299	70,302,383
Snap-On, Inc.	739,994	262,808,869
Vestis Corp. (a)	5,617,671	78,535,041
		1,611,429,590

Information Technology - 16.8%
Amdocs Ltd.	1,812,093	159,808,482
Amkor Technology, Inc.	3,813,483	93,849,817
Arrow Electronics, Inc. (b)	1,927,315	224,628,563
Avnet, Inc.	2,822,102	145,789,789
Cirrus Logic, Inc. (b)	1,227,850	123,325,254
Dropbox, Inc. - Class A (b)	6,836,049	219,778,975
DXC Technology Co. (b)	10,560,295	229,369,607
Gen Digital, Inc.	15,883,315	427,420,007
Hewlett Packard Enterprise Co.	21,913,053	464,337,593
HP, Inc.	14,497,710	471,175,575
Qorvo, Inc. (b)	2,643,284	219,339,706
QUALCOMM, Inc.	3,290,175	568,969,963
RingCentral, Inc. - Class A (b)	2,150,756	74,889,324
Skyworks Solutions, Inc.	4,360,094	387,001,943
Teradata Corp. (b)	2,159,749	68,917,591
Zoom Communications, Inc. - Class A (b)	4,669,825	405,994,586
		4,284,596,775

Materials - 4.5%
Ashland, Inc. (a)	1,005,233	63,822,243
Crown Holdings, Inc.	3,044,706	267,507,869
NewMarket Corp.	194,955	97,091,489
Olin Corp.	2,795,525	81,880,927
Reliance, Inc.	806,865	233,587,417
Scotts Miracle-Gro Co.	1,805,236	128,099,547
Sealed Air Corp.	3,758,453	130,906,918
Silgan Holdings, Inc. (a)	2,611,378	143,678,019
		1,146,574,429
TOTAL COMMON STOCKS (Cost $24,100,115,762)		25,398,610,456

REAL ESTATE INVESTMENT TRUSTS - 0.1%
Real Estate - 0.1%
Millrose Properties, Inc. (b)(c)	1,607,256	17,152,829
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,952,331)		17,152,829

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.3%	Units
Mount Vernon Liquid Assets Portfolio, LLC, - 4.49% (d)	845,541,107	845,541,107
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $845,541,107)		845,541,107

TOTAL INVESTMENTS - 103.2% (Cost $24,960,609,200)		26,261,304,392
Liabilities in Excess of Other Assets - (3.2)%		(814,446,238)
TOTAL NET ASSETS - 100.0%		$25,446,858,154
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $816,815,701 which represented 3.2% of net assets.
(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $17,152,829 or 0.1% of net assets as of January 31, 2025.

(d)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Pacer US Cash Cows 100 ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$25,398,610,456	$–	$–	$25,398,610,456
Real Estate Investment Trusts	–	–	17,152,829	17,152,829
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	845,541,107
Total Investments	$25,398,610,456	$–	$17,152,829	$26,261,304,392

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $845,541,107 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

COWZ(a)	Balance as of 10/31/2024	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 1/31/2025
Real Estate Investment Trusts	$ -	-	$2,200,498	-	-	$ -	$ -	$17,152,829

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

COWZ	Fair Value as of 1/31/2025	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Real Estate Investment Trusts	$17,152,829	Spin-off price	Security not yet traded	10.67 USD

(a) Table presents information for one security: Millrose Properties Inc, which has been valued between 10.67 USD and 11.21 USD throughout the period.